3. FINANCIAL INSTRUMENTS AND RISK ANALYSIS (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash equivalents		R$ 3,415,199	R$ 1,506,082
Cash investments		193,715	183,850
Accounts receivable		3,974,238	6,334,526
Liabilities
Trade payables		8,296,891	8,887,367
Borrowings and financing		25,918,777	17,900,361
Senior notes		263,437,340	182,267,490
Dividends and interest on capital		18,094	5,731
Licenses and concessions payable		43,415	58,582
Tax refinancing program		346,217	346,217
Leases payable		R$ 2,981,678	R$ 8,150,026
Public debentures [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Senior Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Dividends and interest on capital [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Licenses and concessions payable [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Leases payable [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Accounts receivables [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Derivative financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Cash and banks [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Cash investments [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Financial asset at fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Tax refinancing program [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Trade payables [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Borrowings and financing [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Held-for-sale financial asset [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Fair value	Fair value
Dividends receivable [member]
Disclosure of detailed information about financial instruments [line items]
Accounting measurement		Amortized cost	Amortized cost
Financial assets [member] | At fair value [member]
Assets
Cash and banks		R$ 692,742	R$ 575,863
Cash equivalents		3,415,199	1,506,082
Cash investments		204,056	217,792
Accounts receivable	[1]	3,974,238	6,334,526
Dividends and interest on capital			426
Dividends receivable			2,435,014
Financial asset at fair value		71,594	40,689
Held for sale financial asset			1,474,699
Financial assets [member] | Carrying amount [member]
Assets
Cash and banks		692,742	575,863
Cash equivalents		3,413,789	1,504,986
Cash investments		204,056	217,792
Accounts receivable	[1]	3,974,238	6,334,526
Dividends and interest on capital			426
Dividends receivable			2,435,014
Financial asset at fair value		71,594	40,689
Held for sale financial asset			1,474,699
Financial liabilities [member] | At fair value [member]
Liabilities
Trade payables	[1]	8,296,891	8,887,367
Borrowings and financing	[2]	10,542,777	8,354,777
Public debentures	[2]	4,034,603	3,652,353
Private debentures	[2]	3,569,805
Senior notes	[2]	8,196,549	6,565,782
Derivative financial instruments		10,967	1,152
Dividends and interest on capital		18,094	5,731
Licenses and concessions payable	[3]	43,415	58,582
Tax refinancing program	[3]	346,217	417,503
Leases payable	[4]	2,981,678	8,150,026
Financial liabilities [member] | Carrying amount [member]
Liabilities
Trade payables	[1]	8,296,891	8,887,367
Borrowings and financing	[2]	9,501,988	8,705,458
Public debentures	[2]	4,034,603	3,652,353
Private debentures	[2]	3,569,805
Senior notes	[2]	9,821,284	6,219,619
Derivative financial instruments		10,967	1,152
Dividends and interest on capital		18,094	5,731
Licenses and concessions payable	[3]	43,415	58,582
Tax refinancing program	[3]	346,217	417,503
Leases payable	[4]	R$ 2,981,678	R$ 8,150,026

[1]	The balances of accounts receivable have near terms and, therefore, they are not adjusted to fair value. The balances of trade payables subject to the judicial reorganization were adjusted to fair value at the date of extinguishment of the liabilities and are represented by the amounts expected to be settled (Note 18).
[2]	The balance of the borrowings and financing with the BNDES, Local Banks, and ECAs correspond to exclusive markets, and the fair value of these instruments is similar to their carrying amounts. The balances of borrowings and financing refers to the bonds issued in the international market, for which is there is a secondary market, and their fair values differ from their carrying amounts.
[3]	The licenses and concessions payable and the tax refinancing program are stated at the amounts that these obligations are expected to be discharged and are not adjusted to fair value.
[4]	The leases payable are represented by the amounts that the obligations are expected to be settled, adjusted at present value.